Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events [Abstract]
Subsequent events
Note 22 - Subsequent events

Management has evaluated subsequent events through the date on which the consolidated financial statements were issued.

Stock and Warrant Issuance

On January 3, 2020, the Company issued 308,642 shares of common stock to an investor for net proceeds of $0.5 million, net of issuance costs of less than $0.1 million.

During January 2020, the Company issued shares below the exercise price of warrants acquired on May 6, 2019.  Pursuant to the warrant agreement, the Company issued an additional 1,003,232 warrants on March 17, 2020 to its warrant holders at an exercise price of $1.62 and revised the existing warrants to an exercise price of $1.62.

Amended November 2019 Notes

The November 2019 Notes were amended on January 6, 2020. The amendment incorporates only the preferable terms of the Seller Notes and all other terms and provisions of the November 2019 Note remains in full force and effect. Pursuant to the amended November 2019 Notes, the interest shall be payable by increasing the aggregate principal amount of the November 2019 Notes. As amended, for so long as any event of default (as defined in the November 2019 Note) exists, interest shall accrue on the November 2019 Note principal at the default interest rate of 12.0% per annum, and such accrued interest shall be immediately due and payable.

ABG Termination

On January 13, 2020, the Company terminated the Houndog licensing agreement (“ABG Agreement”) with Associated Brands Group (ABG) and Elvis Presley Enterprises due to business judgment. As part of the termination, the Company agreed to the following: (1) paid ABG $0.1 million in cash upon the signing of this Agreement, (2)  issue to ABG 72,720 shares of the Company’s common stock, (3) pay to ABG $0.1 million cash in four equal installments from July 31, 2020 through October 31, 2020, (4) issue to ABG $0.6 million in Subordinated Promissory Notes (the “ABG Notes”), (5) issue to ABG common stock purchase warrants (the “ABG Warrants”) equating to a value of $150,000. The terms of the ABG Notes, when issued, will match those of the Seller Notes.  The Warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of an IPO (as defined in the ABG Warrants) at an exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock was sold in the IPO.

COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China. In January 2020, the World Health Organization declared the novel coronavirus outbreak a “Public Health Emergency of International Concern.”  This world-wide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, are likely to have an adverse impact on global economic conditions and consumer confidence and spending, which could materially adversely affect the supply of as well as the demand for our products. Uncertainties regarding the economic impact of COVID-19 is likely to result in sustained market turmoil, which could also negatively impact our business, financial condition and cash flows.

We source our products from suppliers and manufacturers located in the United States and New Zealand. The impact of COVID-19 on these suppliers, or any of our other suppliers, co-manufacturers, distributors or transportation or logistics providers, may negatively affect the price and availability of our ingredients and/or packaging materials and impact our supply chain. If the disruptions caused by COVID-19 continue for an extended period of time, our ability to meet the demands of our customers may be materially impacted. To date, we have not experienced any reduction in the available supply of our products. As of March 2020, the United States Department of Homeland Security has classified businesses that manufacture, produce and supply pet food as “Essential Critical Infrastructure Workers.”

We depend on a logistics partner and our warehouse facilities located in Tampa, Florida. If we are forced to scale back hours of operation or close these facilities in response to the pandemic, we expect our business, financial condition and results of operations would be materially adversely affected.

Additionally, many of our employees, including members of our management team, have been reporting to work remotely due to the COVID-19 outbreak, which has resulted in the closure of our offices in Florida and New York. If our operations or productivity continue to be impacted throughout the duration of the COVID-19 outbreak and government-mandated closures, which may negatively impact our business, financial condition and cash flows. The extent to which COVID-19 pandemic will further impact our business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, we cannot reasonably estimate the impact to our business at this time.

The extent of COVID-19’s effect on our operational and financial performance will depend on future developments, including the duration, spread and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on our business. However, if the pandemic continues to evolve into a severe worldwide health crisis, the disease could have a material adverse effect on our business, results of operations, financial condition and cash flows and adversely impact the trading price of our common stock.

On March 27, 2020, President Trump signed into law the CARES Act.  The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property.  We continue to examine the impacts this CARES Act may have on our business On April 10, 2020, TruPet, LLC, a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the Paycheck Protection Program (PPP) under Division A, Title I of the CARES Act. The loan, which was in the form of a note dated April 6, 2020, issued by TruPet LLC, matures on April 6, 2022, and bears interest at a rate of 0.98% per annum, payable monthly commencing on November 6, 2020. The note may be prepaid by the TruPet LLC at any time prior to maturity with no prepayment penalties. Funds from the loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before February 15, 2020. The Company intends to use the entire loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.